Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net (loss) earnings from continuing operations	$ (49,368)	$ 19,391
Adjustments for:
Depreciation and amortization	242,393	201,942
Finance costs	41,625	71,785
Interest income	(6,763)	(2,231)
Unrealized foreign exchange gain	(2,413)	(8,442)
Income tax expense	61,224	138,073
(Gain) loss on disposal of assets	(2,959)	815
Gain on disposal of mining licenses	0	(7,296)
Write-down of assets	32,499	9,106
Share-based payments expense	10,744	7,945
Employee benefit plan expense	5,982	2,317
Impairment of property, plant and equipment	0	13,926
Total adjustments to reconcile profit (loss)	332,964	447,331
Property reclamation payments	(3,202)	(2,313)
Employee benefit plan (payments) receipt	(6,180)	4,744
Income taxes paid	(90,871)	(75,472)
Interest received	6,763	2,231
Changes in non-cash operating working capital	(28,314)	(9,784)
Net cash generated from operating activities of continuing operations	211,160	366,737
Net cash used in operating activities of discontinued operations	(164)	(4,367)
Investing activities
Purchase of property, plant and equipment	(289,853)	(282,088)
Acquisition of subsidiary, net of $4,311 cash received	0	(19,336)
Proceeds from sale of subsidiary, net of $340 cash disposed	0	19,660
Proceeds from the sale of property, plant and equipment	4,293	3,090
Value added taxes related to mineral property expenditures, net	(30,134)	(24,449)
Proceeds from the sale of mining licenses	0	7,296
Purchase of marketable securities and investment in debt securities	(20,163)	(28,050)
Proceeds from the sale of investments in marketable and debt securities	0	2,375
(Increase) decrease in term deposits	(35,000)	59,034
Increase in restricted cash	0	(577)
Net cash used in investing activities of continuing operations	(370,857)	(263,045)
Net cash used in investing activities of discontinued operations	(33)	(2,833)
Financing activities
Issuance of common shares, net of issuance costs	14,101	14,552
Contributions from non-controlling interests	272	409
Proceeds from borrowings	0	500,000
Repayments of borrowings	0	(517,286)
Debt redemption premium paid	0	(21,400)
Loan financing costs	0	(9,140)
Interest paid	(34,862)	(23,643)
Principal portion of lease liabilities	(6,884)	(10,579)
Purchase of treasury stock	(13,969)	0
Net cash used in financing activities of continuing operations	(41,342)	(67,087)
Net cash used in financing activities of discontinued operations	0	(40)
Net (decrease) increase in cash and cash equivalents	(201,236)	29,365
Cash and cash equivalents - beginning of year	481,327	451,962
Cash in disposal group held for sale	(356)	0
Cash and cash equivalents - end of year	$ 279,735	$ 481,327